Commitments and Contingencies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of speciality ingredient	11 years
Capital expenditure obligations		$ 5,000,000
Capital expenditure		4,043,487
Capital expenditure included in trade and other payables		349,012
Payment of capital expenditure		507,983
Capital commitments		234,914
Capital commitment included in trade and other payable		35,765
Payment of capital commitments		134,839
Research and development projects, remaining amount		428,000
Amount owed from customer		4,773,000	$ 3,700,000
CEO
Disclosure Of Commitments And Contingencies [Line Items]
Claims by former CEO		8,500,000
Provisions recognized on claims		$ 0
Percentage of royalties payable		1.00%	1.00%
Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Total remaining amount of royalties		$ 5,800,000		$ 4,500,000